Related Party Balances and Transactions - Significant related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Services | Beijing Sankuai
Related Party Balances and Transactions
Purchases from related party	¥ 5,521	¥ 969
Services | Hanhai
Related Party Balances and Transactions
Purchases from related party	1,190
Materials | Changzhou Huixiang
Related Party Balances and Transactions
Purchases from related party	811
Materials | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	73	31,692	¥ 58,361
R&D services | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	¥ 281	12,176	¥ 4,368
R&D services | Suzhou Yihang
Related Party Balances and Transactions
Purchases from related party		¥ 3,772